GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
General And Administrative Expenses
Salaries and Benefits	$ 8,787,495	$ 16,809,025	$ 26,904,558	$ 58,876,098
Professional Fees	5,480,969	4,634,854	12,668,101	14,850,558
Rent	7,368,225	7,188,853	22,662,161	21,288,400
Licenses, Fees and Taxes	882,742	3,404,080	5,612,825	11,232,164
Other General and Administrative	6,420,260	10,921,123	21,839,251	44,526,780
Total General and Administrative Expenses	$ 28,939,691	$ 42,957,935	$ 89,686,896	$ 150,774,000	$ 200,273,872	$ 239,344,688